Debt - Long-Term and Short-Term Borrowings (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Debt Instrument [Line Items]
Total Debt	$ 33,970	$ 27,581
Less: unamortized debt issuance costs and discounts	(744)	(624)
Total Debt, net of unamortized debt issuance costs and discounts	33,226	26,957
Less: short-term borrowings	(2,790)	(3,084)
Less: current portion of long-term debt	(1,927)	(1,742)
Long-Term Debt	28,509	22,130
Secured Debt
Debt Instrument [Line Items]
Long-term debt	$ 9,939	9,393
Secured Debt | Notes due April 2023
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	11.50%
Long-term debt	$ 0	4,000
Secured Debt | Notes due Feb 2026
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	10.50%
Long-term debt	$ 775	775
Secured Debt | Euro-denominated notes due Feb 2026
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	10.10%
Long-term debt	$ 481	508
Secured Debt | Notes due Jun 2027
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	7.90%
Long-term debt	$ 192	192
Secured Debt | Notes due Aug 2027
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	9.90%
Long-term debt	$ 900	900
Secured Debt | Notes due Aug 2028
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	4.00%
Long-term debt	$ 2,406	0
Secured Debt | Euro-denominated fixed rate bank loan due May 2025
Debt Instrument [Line Items]
Long-term debt	$ 98	136
Secured Debt | Euro-denominated fixed rate bank loan due May 2025 | Minimum
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	5.50%
Secured Debt | Euro-denominated fixed rate bank loan due May 2025 | Maximum
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	6.20%
Secured Debt | Euro-denominated floating rate bank loan due Oct 2026
Debt Instrument [Line Items]
Long-term debt	$ 951	1,026
Secured Debt | Euro-denominated floating rate bank loan due Oct 2026 | Eurodollar | Minimum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	2.70%
Secured Debt | Euro-denominated floating rate bank loan due Oct 2026 | Eurodollar | Maximum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	3.80%
Secured Debt | Floating rate bank loan due Jun 2025
Debt Instrument [Line Items]
Long-term debt	$ 4,137	1,855
Secured Debt | Floating rate bank loan due Jun 2025 | LIBOR | Minimum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	3.00%
Secured Debt | Floating rate bank loan due Jun 2025 | LIBOR | Maximum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	3.30%
Unsecured Debt
Debt Instrument [Line Items]
Long-term debt	$ 24,031	18,188
Unsecured Debt | Revolver Facility Expires Aug 2024
Debt Instrument [Line Items]
Long-term debt	$ 2,790	3,083
Unsecured Debt | Revolver Facility Expires Aug 2024 | LIBOR
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	0.70%
Unsecured Debt | Euro-denominated notes due Feb 2021
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	1.60%
Short-term debt	$ 0	429
Unsecured Debt | Euro-denominated notes due Nov 2022
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	1.90%
Short-term debt	$ 622	658
Unsecured Debt | Convertible notes due Apr 2023
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	5.80%
Long-term debt	$ 522	537
Unsecured Debt | Notes due Oct 2023
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	7.20%
Long-term debt	$ 125	125
Unsecured Debt | Notes due Mar 2026
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	7.60%
Long-term debt	$ 1,450	1,450
Unsecured Debt | Euro-denominated notes due Mar 2026
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	7.60%
Long-term debt	$ 566	598
Unsecured Debt | Notes due March 2027
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	5.80%
Long-term debt	$ 3,500	0
Unsecured Debt | Notes due Jan 2028
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	6.70%
Long-term debt	$ 200	200
Unsecured Debt | Notes due May 2029
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	6.00%
Long-term debt	$ 2,000	0
Unsecured Debt | Euro-denominated notes due Oct 2029
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	1.00%
Long-term debt	$ 679	718
Unsecured Debt | Euro-denominated fixed rate bank loan due Sept 2021
Debt Instrument [Line Items]
Long-term debt	$ 0	32
Unsecured Debt | Euro-denominated fixed rate bank loan due Sept 2021 | Minimum
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	0.30%
Unsecured Debt | Euro-denominated fixed rate bank loan due Sept 2021 | Maximum
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	3.90%
Unsecured Debt | Floating rate bank loan due Sep 2024
Debt Instrument [Line Items]
Long-term debt	$ 590	300
Unsecured Debt | Floating rate bank loan due Sep 2024 | LIBOR | Minimum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	3.80%
Unsecured Debt | Floating rate bank loan due Sep 2024 | LIBOR | Maximum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	4.50%
Unsecured Debt | Sterling-denominated floating rate bank loan due Feb 2025
Debt Instrument [Line Items]
Long-term debt	$ 467	881
Unsecured Debt | Sterling-denominated floating rate bank loan due Feb 2025 | LIBOR | Maximum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	0.90%
Unsecured Debt | Euro-denominated floating rate bank loan due May 2026
Debt Instrument [Line Items]
Long-term debt	$ 1,375	1,860
Unsecured Debt | Euro-denominated floating rate bank loan due May 2026 | Eurodollar | Minimum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	0.30%
Unsecured Debt | Euro-denominated floating rate bank loan due May 2026 | Eurodollar | Maximum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	4.80%
Unsecured Debt | Export credit facility floating rate due Dec 2031
Debt Instrument [Line Items]
Long-term debt	$ 1,363	1,138
Unsecured Debt | Export credit facility floating rate due Dec 2031 | LIBOR | Minimum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	0.50%
Unsecured Debt | Export credit facility floating rate due Dec 2031 | LIBOR | Maximum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	1.50%
Unsecured Debt | Euro-denominated export credit facility floating rate due Dec 2032
Debt Instrument [Line Items]
Long-term debt	$ 2,742	1,891
Unsecured Debt | Euro-denominated export credit facility floating rate due Dec 2032 | Eurodollar | Minimum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	0.20%
Unsecured Debt | Euro-denominated export credit facility floating rate due Dec 2032 | Eurodollar | Maximum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	1.60%
Unsecured Debt | Export credit facility fixed rate due Dec 2032
Debt Instrument [Line Items]
Long-term debt	$ 3,488	3,131
Unsecured Debt | Export credit facility fixed rate due Dec 2032 | Minimum
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	2.40%
Unsecured Debt | Export credit facility fixed rate due Dec 2032 | Maximum
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	3.40%
Unsecured Debt | Euro-denominated export credit facility fixed rate due Sep 2032
Debt Instrument [Line Items]
Long-term debt	$ 1,551	$ 1,159
Unsecured Debt | Euro-denominated export credit facility fixed rate due Sep 2032 | Minimum
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	1.10%
Unsecured Debt | Euro-denominated export credit facility fixed rate due Sep 2032 | Maximum
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	1.60%